Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory [Abstract]
Schedule of Inventory

As of September 30, 2024, and December 31, 2023, inventory consisted of the following:

	September 30, 2024	December 31, 2023
Raw materials	$439,328	$279,514
Work in progress	289,113	147,906
Finished goods	257,980	68,247
	$986,421	$495,667

As of December 31, 2023 and 2022, inventory consisted of the following:

	December 31, 2023	December 31, 2022
Raw materials	$279,514	$81,133
Work in progress	147,906	116,984
Finished goods	68,247	32,028
	$495,667	$230,145